June 11, 2014

VIA EDGAR

Ms. Mary Cole
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	The Tocqueville Trust (the “Trust”) Registration No. 033-08746 and 811-04840

Dear Ms. Cole:

In connection with your review of Post-Effective Amendment No. 48 to the  Registration Statement on Form N-1A of the Trust that was filed with the Securities and Exchange Commission (the “SEC”) on April 2, 2014 (SEC Accession No. 0000894189-14-001635), the Trust acknowledges that:

1.        In connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.        The Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.        The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding by the SEC or any person.

Sincerely,

/s/ Cleo Kotis

Cleo Kotis
Secretary